Investments in Marketable Securities Available-for-Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Aggregate Cost	$ 10,907	$ 10,507
Gross Unrealized Gains	48	49
Gross Unrealized Losses	(76)	(399)
Aggregate Market Value	10,879	10,157
Money Market Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Aggregate Cost	473	4,968
Gross Unrealized Gains	48	49
Gross Unrealized Losses	0	0
Aggregate Market Value	521	5,017
Time deposit with original maturities more than three months
Schedule of Available-for-sale Securities [Line Items]
Aggregate Cost	10,434	5,539
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(76)	(399)
Aggregate Market Value	$ 10,358	$ 5,140